CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Loss	$ (915)	$ (1,591,423)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		562,813
Stock-based compensation		254,036
Loss on impairment of investment		173,500
Settlement of stockholder note accrued interest		(690)
Change in operating assets and liabilities:
Other current asset		(127,597)
Accounts payable		40,454
Accrued liabilities		20,448
Accrued interest		898
Net cash used in operating activities	(915)	(667,561)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment		(986)
Acquisition of intellectual property		(140,000)
Net cash used in investing activities		(140,986)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	500	2,860,946
Proceeds of loan from related party	415
Repayment of shareholder note		(10,000)
Repayment of revolving credit facility		(2,492)
Net cash provided by financing activities	915	2,848,454
Net increase in cash and cash equivalents		2,039,907
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period		2,039,907
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period for interest		3,559
Cash paid during period for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Common stock issued for acquisition		4,505,486
Equity instruments to be issued for acquisition for patent license		3,050,000
Common stock issued for conversion of shareholder notes and accrued interest		1,490,390
Common stock issued for investments		$ 322,360